ECONOMIC DEPENDENCE	12 Months Ended
Feb. 28, 2013
ECONOMIC DEPENDENCE [Abstract]
ECONOMIC DEPENDENCE

22. ECONOMIC DEPENDENCE

        The Company was dependent on one key customer with respect to revenue in the year ended February 28, 2013. This customer represented approximately 63% of sales for the year ended February 28, 2013 [year ended February 29, 2012 - three customers representing 17%, 10% and 10% of sales].